SHAREHOLDERS EQUITY - Repurchase of shares (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) R$ / shares shares
AMOUNT
Treasury shares	R$ 2,114,256
ON
QUANTITY
Repurchase of shares (in shares) | shares	46,770,200
Restricted shares (in shares) | shares	(438,552)
Shares issued (in shares) | shares	3,451,692
Weighted average share price | R$ / shares	R$ 36.19
AMOUNT
Repurchase of shares	R$ 1,692,434
Restricted shares	(13,595)
Shares issued	R$ 168,168
PNA
QUANTITY
Dissident shareholders (in shares) | shares	4,361
AMOUNT
Dissident shareholders	R$ 212
PNB
QUANTITY
Repurchase of shares (in shares) | shares	7,032,800
Compulsory loan agreement (in shares) | shares	(195,000)
Weighted average share price | R$ / shares	R$ 39.07
AMOUNT
Repurchase of shares	R$ 274,784
Compulsory loan agreement	R$ (7,747)